Acquisitions and Dispositions (Tables)	9 Months Ended
Sep. 30, 2013
El Paso, Texas Acquisitions
Acquisitions
Schedule of initial acquisition accounting	The initial acquisition accounting was as follows (in thousands):
Land	$3,800
Building and improvements	28,100
Intangibles	8,100
Total	$40,000

Plano, Texas Acquisition
Acquisitions
Schedule of initial acquisition accounting	The initial acquisition accounting was as follows (in thousands):
Land	$3,400
Building and improvements	11,700
In-place leases	3,100
Total	$18,200

Surgical center in the New Orleans, Louisiana
Acquisitions
Schedule of initial acquisition accounting	The initial acquisition accounting was as follows (in thousands):
Building and improvements	$34,200
In-place leases	3,300
Total	$37,500

Outpatient care building located in Oklahoma City
Acquisitions
Schedule of initial acquisition accounting	The initial acquisition accounting was as follows (in thousands):
Land	$1,300
Building and improvements	12,700
In-place leases	1,600
Total	$15,600